Other non-current assets (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2015 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)
Other non-current assets [Abstract]
Prepayment for acquiring a land use right		¥ 1,860,525
Prepayments of exclusive license fees		69,983	¥ 31,189
Unamortized convertible bonds issuance cost		25,284	42,275
Prepayment for acquiring an office building		20,000	481,047
Others		9,922	6,460
Total	$ 306,541	¥ 1,985,714	¥ 560,971